Income taxes (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2017
Income taxes (Details) [Line Items]
Recognized income tax expense	$ 120,518	$ 61,691
Effective tax rate		(0.50%)	(1.50%)
Deferred tax assets valuation allowance		$ 33,046,626	$ 14,063,564
Federal net operating losses		50,435,271		$ 50,435,271
State net operating losses		62,000,000
Foreign net operating losses		28,000,000
Generated after				$ 22,000,000
income limitation description				will carry forward indefinitely but is subject to an 80% income limitation.
Unrecognized tax benefits		1,456,197	1,302,053
Unrecognized tax benefits effective tax rate
Determined state losses		30,300,000
Minimum [Member]
Income taxes (Details) [Line Items]
Effective tax rate	0.60%
Federal and state research tax credit carryforwards		$ 1,090,913
Maximum [Member]
Income taxes (Details) [Line Items]
Effective tax rate		1.60%
Federal and state research tax credit carryforwards		$ 3,763,076
Kludein I Acquisition Corp. [Member]
Income taxes (Details) [Line Items]
Recognized income tax expense		$ 374,016
Effective tax rate		6.90%	0.00%
Operating loss carryovers		$ 0	$ 140,812
Change in the valuation allowance		297,441	320,314
Deferred tax assets valuation allowance		$ 618,152	$ 320,712